INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS
INVESTMENTS

9.  INVESTMENTS

	As at December 31,	As at December 31,
	2020	2019
Equity securities	$282,356	$86,252
Share purchase warrants	92,747	4,984
Total investments	$375,103	$91,236

The following table sets out details of the Company's investments:

	As at December 31, 2020
	Equity	Share purchase	Total
	securities	warrants	investments
Orla Mining Ltd.	$113,460	$47,329	$160,789
Rupert Resources Ltd.	65,461	39,280	104,741
White Gold Corp.	13,419	—	13,419
Royal Road Minerals Ltd.	12,801	—	12,801
Other(i)	77,215	6,138	83,353
Total investments	$282,356	$92,747	$375,103

	As at December 31, 2019
	Equity	Share purchase	Total
	securities	warrants	investments
Orla Mining Ltd.	$27,125	$4,399	$31,524
White Gold Corp.	18,735	—	18,735
Other(i)	40,392	585	40,977
Total investments	$86,252	$4,984	$91,236

Note:

(i)The balance is comprised of 17 (2019 — 16) investments that are each individually immaterial.

Disposal of Equity Securities

There were no disposals of equity securities in the year ended December 31, 2020. During the year ended December 31, 2019, the Company sold its interest in certain equity securities as they no longer fit its investment strategy. The fair value at the time of sale was $7.8 million and the Company recognized a cumulative net gain on disposal of $2.1 million which was transferred from other reserves to deficit in the consolidated balance sheets.